RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Schedule of related party agreements and transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Revenues
Power purchase and revenue agreements	$9	$22	$22	$83
Direct operating costs
Energy purchases	$—	$(2)	$—	$(4)
Energy marketing fee & other services	(1)	(1)	(4)	(3)
Insurance services(1)	—	(6)	—	(13)
	$(1)	$(9)	$(4)	$(20)
Interest expense
Borrowings	$—	$—	$—	$(1)
Contract balance accretion	(6)	(4)	$(12)	$(9)
	$(6)	$(4)	$(12)	$(10)
Other related party services	$(1)	$(1)	$(2)	$(2)
Management service costs	$(65)	$(72)	$(141)	$(153)
(1)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Asset Management. The fees paid to the subsidiaries of Brookfield Asset Management in 2022 were nil. As of November 2021, Brookfield, through a regulated subsidiary, began providing reinsurance coverage to third-party commercial insurers for the benefits of certain Brookfield Renewable entities in North America. The premiums and claims paid are not included in the table above.